Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,051,000.00
Previously Paid Amount	0.00
Total Fee Amount	91.44
Total Offset Amount	0.00
Net Fee	91.44
Narrative - Max Aggregate Offering Price	$ 1,051,000.00
Final Prospectus	true